Offerings - Offering: 1	Feb. 03, 2026 USD ($) shares $ / shares
Offering:
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share, to be issued under the Franklin Resources, Inc.
Amount Registered | shares	30,000,000
Proposed Maximum Offering Price per Unit | $ / shares	25.63
Maximum Aggregate Offering Price	$ 768,900,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 106,185.09
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers additional shares of our Common Stock that become issuable in respect of such securities by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of our Common Stock as reported on the New York Stock Exchange on January 28, 2026.

(3)
Represents an additional 5,000,000 shares of the registrant’s Common Stock reserved for issuance under the Franklin Resources Inc. 1998 Employee Stock Investment Plan, as amended and restated effective February 3, 2026, and an additional 25,000,000 shares of the registrant’s Common Stock reserved for issuance under the Franklin Resources, Inc. 2002 Universal Stock Incentive Plan, as amended and restated effective February 3, 2026.